Significant Accounting Policies (Schedule of Estimated Useful Lives for Intangible Assets) (Details)	12 Months Ended
Dec. 31, 2017
Others [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5-27 years
Concessions [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	33 years [1]
Customer relationships [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	1-12 years
Software costs [Member]
Disclosure of detailed information about intangible assets [line items]
Estimated useful lives	5 years

[1]	The concessions are amortized over the remaining life of the licenses from the date of the business combination.